Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss)
Year	($)	($)	($)	($)	($)	($)	($ in thousands)
2025	263,340	207,913	316,048	310,304	74.96	63.04	(902)
2024	287,550	(123,868)	435,626	274,403	81.40	62.64	(34,993)
2023	637,200	795,446	507,232	575,017	123.60	70.82	(38,867)
2022	686,080	425,295	527,606	429,903	107.05	69.67	29,785
2021	760,200	996,739	521,349	661,164	134.29	107.46	60,460

Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. The name of the PEO of the Company reflected in these columns for each of the applicable fiscal years is Bryan P. Donohoe. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. For 2021 to 2023, our Other NEOs were Tae-Sik Yoon and Anton S. Feingold, and for 2024 and 2025, our Other NEOs were Tae-Sik Yoon, Jeffrey M. Gonzales and Anton S. Feingold.
Peer Group Issuers, Footnote	Total shareholder return for our peer group is the FTSE NAREIT All Mortgage Capped Index, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 263,340	$ 287,550	$ 637,200	$ 686,080	$ 760,200
PEO Actually Paid Compensation Amount	$ 207,913	(123,868)	795,446	425,295	996,739
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and does not reflect compensation actually earned, realized or received. The following adjustments in the table below were made to the amounts reported for Mr. Donohoe in the Summary Compensation Table. In calculating “Compensation Actually Paid”, the fair value or change in fair value, as applicable, of the equity award adjustments included in each calculation was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Donohoe during the applicable year.

	2021	2022	2023	2024	2025
Description	($)	($)	($)	($)	($)
Reported Summary Compensation Total for PEO	760,200	686,080	637,200	287,550	263,340
Change in Pension Value Deduction for PEO(a)	—	—	—	—	—
Pension Service Cost Addition for PEO(a)	—	—	—	—	—
Prior Pension Service Cost Addition for PEO(a)	—	—	—	—	—
Reported Stock Awards Deduction for PEO(b)	(760,200)	(686,080)	(637,200)	(287,550)	(263,340)
Equity Award Adjustments for PEO(c)	996,739	425,295	795,446	(123,868)	207,913
Compensation Actually Paid to PEO	996,739	425,295	795,446	(123,868)	207,913
____________________________________

(a)    The Company has no pension plans.
(b)     Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Mr. Donohoe did not receive option awards in the years shown.
	(c) For each covered year, the amounts added or deducted in calculated equity award adjustments include:
Non-PEO NEO Average Total Compensation Amount	$ 316,048	435,626	507,232	527,606	521,349
Non-PEO NEO Average Compensation Actually Paid Amount	$ 310,304	274,403	575,017	429,903	661,164
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation Actually Paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and does not reflect compensation actually earned, realized or received. When calculating the “average compensation actually paid for the Other NEOs, the following adjustments in the table below were made to the amounts reported in the Summary Compensation Table. In calculating “Compensation Actually Paid”, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

	2021	2022	2023	2024	2025
Description	($)	($)	($)	($)	($)
Average Reported Summary Compensation Total for Other NEOs	521,349	527,606	507,232	435,626	316,048
Average Change in Pension Value Deduction for Other NEOs(a)	—	—	—	—	—
Average Pension Service Cost Addition for Other NEOs(a)	—	—	—	—	—
Average Prior Pension Service Cost Addition for Other NEOs(a)	—	—	—	—	—
Average Reported Stock Awards Deduction for Other NEOs(b)	(314,940)	(318,920)	(329,400)	(158,685)	(183,363)
Average Equity Award Adjustments for Other NEOs(c)	454,755	221,217	397,185	(2,538)	177,619
Average Compensation Actually Paid to Other NEOs	661,164	429,903	575,017	274,403	310,304
____________________________________

(a)    The Company has no pension plans.
(b)     Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.
(c)     For each covered year, the amounts added or deducted in calculated equity award adjustments include:

	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year for Other NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for Other NEOs	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Other NEOs	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Other NEOs	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Other NEOs	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Other NEOs	Total Equity Award Adjustments for Other NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2025	164,751	(26,701)	—	—	—	39,569	177,619
2024	146,268	(203,134)	—	(517)	—	54,845	(2,538)
2023	315,980	3,511	—	3,397	—	74,297	397,185
2022	306,128	(148,299)	—	8,122	—	55,266	221,217
2021	316,245	68,172	—	25,568	—	44,770	454,755

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 74.96	81.40	123.60	107.05	134.29
Peer Group Total Shareholder Return Amount	63.04	62.64	70.82	69.67	107.46
Net Income (Loss)	$ (902)	(34,993)	(38,867)	29,785	60,460
Additional 402(v) Disclosure	The total shareholder return as calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,913	(123,868)	795,446	425,295	996,739
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	236,610	265,050	611,240	658,560	763,350
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,288)	(532,672)	7,677	(367,268)	150,347
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,280)	10,927	4,883	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,591	145,034	165,602	129,120	83,042
PEO | Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(263,340)	(287,550)	(637,200)	(686,080)	(760,200)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,619	(2,538)	397,185	221,217	454,755
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,751	146,268	315,980	306,128	316,245
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,701)	(203,134)	3,511	(148,299)	68,172
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(517)	3,397	8,122	25,568
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,569	54,845	74,297	55,266	44,770
Non-PEO NEO | Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (183,363)	$ (158,685)	$ (329,400)	$ (318,920)	$ (314,940)